Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 37,307,000	$ 77,400,000	$ 3,423,000
State	6,226,000	27,597,000	9,683,000
Foreign	20,889,000
Total current	64,422,000	104,997,000	13,106,000
Deferred
Federal	80,701,000	75,579,000	35,515,000
State	3,108,000	7,595,000	(6,477,000)
Foreign	(17,006,000)
Total deferred	66,803,000	83,174,000	29,038,000
Total
Federal	118,008,000	152,979,000	38,938,000
State	9,333,000	35,192,000	3,206,000
Foreign	3,883,000
Total	131,225,000	188,171,000	42,144,000
Foreign pretax earnings	84,000,000
Deferred income tax assets:
Net operating loss and credit carryforwards	56,970,000	31,578,000
Accrued expenses	18,773,000	17,367,000
Contingent interest	36,441,000	33,515,000
Postretirement benefits other than pensions	219,399,000	183,711,000
Pension obligations	20,229,000	22,071,000
Other	31,760,000	29,476,000
Total deferred tax assets	383,572,000	317,718,000
Less: valuation allowance for deferred tax assets	(1,729,000)	(1,549,000)
Net deferred income tax asset	381,843,000	316,169,000
Deferred income tax liabilities:
Prepaid expenses	(11,915,000)	(10,181,000)
B.C. minerals tax	(263,422,000)
Property, plant and equipment	(965,463,000)	(94,097,000)
Total deferred income tax liabilities	(1,240,800,000)	(104,278,000)
Net deferred tax (liability) asset	(858,957,000)	211,891,000
Deferred income taxes are classified as follows:
Current deferred income tax asset	61,079,000	62,371,000
Noncurrent deferred income tax asset	109,300,000	149,520,000
Noncurrent deferred income tax liability, net	(1,029,336,000)
Net deferred tax (liability) asset	(858,957,000)	211,891,000
Income tax expense (benefit) at the entity's effective tax rate differed from the statutory rate of 35%
Income from continuing operations before income tax expense	494,823,000	577,596,000	183,994,000
Tax expense at statutory tax rate of 35%	173,188,000	202,159,000	64,398,000
Federal statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
Excess depletion benefit	(32,370,000)	(31,572,000)	(18,693,000)
Impact of foreign taxes	(36,545,000)
B.C. minerals tax	11,954,000
State and local income tax, net of federal effect	7,394,000	26,134,000	2,158,000
U.S. domestic production activities benefit	(5,583,000)	(3,871,000)
Acquisition costs	8,078,000
Other	5,109,000	(4,679,000)	(5,719,000)
Total	131,225,000	188,171,000	42,144,000
Federal
Income Taxes
NOLs	41,000,000
State
Income Taxes
NOLs	71,600,000
Non-U.S.
Income Taxes
NOLs	161,900,000
NOL valuation allowances	1,700,000
Canada
Income Taxes
Operating loss carryforwards subject to expiration between 2025 and 2031	121,500,000
U.K.
Income Taxes
Operating loss carryforwards with indefinite carryforward period	$ 40,400,000